Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs (Tables)	9 Months Ended
Sep. 30, 2018
Vessels, Net, Vessels Held for Sale, and Advances for Vessels Acquisitions and Other Costs [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	89	33,120
- Impairment charges	(6,853)	-
- Transfers to held for sale	(22,660)	-
Ending balance	246,158	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(8,220)	(10,499)
Ending balance	(29,072)	(20,852)

Net book value	217,086	254,730